Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Retrospective Reclassification of Financial Statements (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating revenues:
Revenues services			$ 878,411,323	$ 831,885,365
Revenue from rendering of service	$ 863,647,642	$ 43,878	878,411,323	831,885,365
Previous IFRS [member]
Operating revenues:
Mobile voice services			221,751,600	242,302,380
Fixed voice services			89,856,743	95,299,154
Mobile data services			308,526,994	256,936,895
Fixed data services			139,277,613	126,278,206
Pay television			86,882,606	78,268,778
Other related services			32,115,767	32,799,952
Revenue from rendering of service	$ 881,530,167		878,411,323	831,885,365
Retrospective reclassification [member]
Operating revenues:
Mobile voice services			(221,751,600)	(242,302,380)
Fixed voice services			(89,856,743)	(95,299,154)
Mobile data services			(308,526,994)	(256,936,895)
Fixed data services			(139,277,613)	(126,278,206)
Pay television			(86,882,606)	(78,268,778)
Other related services			(32,115,767)	(32,799,952)
Revenues services			$ 878,411,323	$ 831,885,365